Stock-based Compensation - Additional Information (Detail)				1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 28, 2021 shares	Dec. 27, 2020 shares	May 15, 2020 Employee shares	Dec. 27, 2020 $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted | shares							10,670,275	5,859,500
Stock-based compensation expense					$ 10,333,000	$ 372,000	$ 32,202,000	$ 814,000
Weighted Average Exercise Price, Granted | $ / shares							$ 0.34	$ 0.31
Expected term							5 years 9 months 10 days	5 years 10 months 2 days
2016 Equity Incentive Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period					1 year		1 year
2016 Equity Incentive Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period					4 years		4 years
Options expiration period					10 years		10 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 1,400,000		$ 200,000
Deferred stock-based compensation expense							10,800,000
Cash received from exercise of options							900,000	$ 100,000
Unrecognized stock based compensation expense					$ 10,300,000		$ 11,600,000	800,000
Recognized over weighted average period					1 year 4 months 17 days		1 year 4 months 6 days
Total Intrinsic value of stock options exercised							$ 18,700,000	100,000
Number of employee | Employee			1
Stock Options [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted | shares			206,250	2,658,500
Options vesting period				4 years
Weighted Average Exercise Price, Granted | $ / shares				$ 0.44
In The Money Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense							$ 11,000,000
Restricted Stock Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Terms of vesting awards							In 2016, the Company issued Class A and Class B restricted stock awards ("RSAs") to certain founding members of the Company. Each award reflects one Class A common stock or Class B common stock that issued to the award recipient. These awards are generally earned upon the completion of vesting periods ending July 1, 2018, August 24, 2019, January 25, 2020 and April 25, 2020, respectively.
Expected term							1 year 6 months
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 0
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 7,141,000	$ 220,000	$ 31,863,000	$ 624,000
Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted | shares		7,000,000					7,000,000
Number of Shares, Vested | shares							7,000,000
Grant date fair value | $ / shares							$ 4.49
Remaining privately owned period							1 year 6 months
Common Class A | 2016 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock share capital available for awards | shares					18,260,666		18,260,666
Series C Convertible Preferred Stock | Secondary Sale Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 8,200,000
Series C Convertible Preferred Stock | Secondary Sale Agreement [Member] | Chris Kemp [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, shares | shares	3,775,879
Series C Convertible Preferred Stock | Secondary Sale Agreement [Member] | Adam London [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, shares | shares	2,265,529